Convertible Debentures (Details) - Schedule of balance of the promissory note - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Balance Of The Promissory Note Abstract
Beginning Balance	$ 4,573,411
Issuance of promissory note		4,395,881
Cash repayment	(4,000,000)
Repayment through issuance of common shares	(3,200,000)
Change in fair value	2,626,589	177,530
Ending Balance		$ 4,573,411